Debt - $109.5 million Vendor Financing Loan Agreement (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	May. 17, 2013	May. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Amount borrowed from related parties			$ 306.0	$ 346.5
Seadrill | Vendor Financing Loan
Debt Instrument [Line Items]
Amount borrowed from related parties			$ 109.5	$ 109.5
Seadrill | Vendor Financing Loan | $109.5 facility
Debt Instrument [Line Items]
Amount borrowed from related parties	$ 109.5	$ 109.5
Variable rate basis on debt issuance	LIBOR
Interest rate added to LIBOR	5.00%
Seadrill | Vendor Financing Loan | $109.5 facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate added to LIBOR		5.00%
Revolving Credit Facility | Seadrill | $109.5 facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate basis on debt issuance			LIBOR